Commitments (Tables)	9 Months Ended
May 31, 2024
Commitments
Summary of amount of the minimum fixed and determinable portion of the unconditional purchase obligations over the next years

$
2024	9,445,798

Summary of undiscounted lease commitments

$
2024	41,034
2025	164,957
2026	168,257
2027 and thereafter	479,917